RELATED PARTY TRANSACTIONS (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Remuneration of directors and key management personnel [Abstract]
Consulting fees	$ 0	$ 0	$ 0	$ 67,840
Management fees	1,492,536	223,542	1,745,195	277,542
Salaries and wages	19,688	0	59,063	0
Software development	0	0	0	28,272
Share-based compensation	0	0	231,016	96,000
Directors and key management personnel remuneration	1,512,224	$ 223,542	2,035,274	$ 469,654
Accounts payable owed to directors and officers	$ 53,186		$ 53,186		$ 85,669